Bonus Programs - Summary of Number of Shares Held by the Trust (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FEMSA UBD [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,625,171	4,246,792
Shares acquired by the administrative trust to employees	1,311,599	2,375,196
Shares released from administrative trust to employees upon vesting	(1,991,561)	(2,996,817)
Forfeitures	0	0
Ending balance	2,945,209	3,625,171
KOFL [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	1,068,327	1,160,311
Shares acquired by the administrative trust to employees	344,770	695,487
Shares released from administrative trust to employees upon vesting	(477,198)	(787,471)
Forfeitures	0	0
Ending balance	935,899	1,068,327